Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Nov. 08, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 08, 2024 AUD ($)	Nov. 08, 2024 CNY (¥)
Related Party Transactions [Line Items]
Operating lease right-of-use assets		$ 69,486	$ 40,081
Lease liabilities,		1,105,514	1,114,377
Short-term lease expenses		10,536	2,870	$ 18,404
Lease expense from related party				495,133
Sold products	$ 337,100
Borrowed amount	$ 2,300,000
Other current assets		3,758,291	5,676,953
Redback Technologies Holdings Pty Ltd [Member]
Related Party Transactions [Line Items]
Equity interest	100.00%				100.00%	100.00%
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transactions [Line Items]
Lease expense		28,465	28,467	$ 28,924
Operating lease right-of-use assets		69,486	40,081
Lease liabilities,		$ 69,486	$ 40,081
Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Lease terms ranging		31 months
Redback Technologies Holdings Pty Ltd [Member]
Related Party Transactions [Line Items]
Borrowed amount	$ 86,000				$ 3,696,386	¥ 626,797
Dong Hu [Member]
Related Party Transactions [Line Items]
Other current assets		$ 126,920
Accrued liabilities		126,920
Other payables		$ 126,920